UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2007
                                                  --------------

Check here if Amendment [X]; Amendment Number:   001
                                                 ---
This Amendment (Check only one.):    |X| is a restatement.
                                     |_| adds new holdings entries.

 Institutional Investment Manager Filing this Report:

Name:      Canada Pension Plan Investment Board
Address:   One Queen Street East, Suite 2600
           Toronto, Ontario, M5C 2W5
           Canada

Form 13F File Number:  28-12303

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John Butler
Title:      Senior Vice President - General Counsel and Corporate Secretary
Phone:      416-868-1171

Signature, Place, and Date of signing:

   /s/ John Butler                    Toronto, Ontario          May 10, 2007
   --------------------------       --------------------        ------------
        [Signature]                    [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                      FORM 13F SUMMARY PAGE Report Summary:

Number of Other Included Managers:                 0
                                        --------------------
Form 13F Information Table Entry Total:           57
                                        --------------------
Form 13F Information Table Value Total:       $10,018,924
                                        --------------------
                                             (thousands)

 List of Other Included Managers:


 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

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                                           Title of                Value                  Investment    Other   Voting Authority
Name of Issuer                              Class      CUSIP      (x$1000)      SHRS      Discretion   Managers        Sole
--------------------------------------------------------------------------------------------------------------------------------


ABBOTT LABS                                 Common    002824100   103,293     1,851,122     Sole         N/A          1,851,122
ALCAN INC COM                               Common    013716105   178,011     3,412,475     Sole         N/A          3,412,475
ALTRIA GROUP INC                            Common    02209S103   252,130     2,871,316     Sole         N/A          2,871,316
AMERICAN INTL GROUP INC                     Common    026874107   238,788     3,552,336     Sole         N/A          3,552,336
AMGEN INC                                   Common    031162100    79,446     1,421,719     Sole         N/A          1,421,719
BANK AMERERICA CORPORATION                  Common    060505104   305,332     5,984,561     Sole         N/A          5,984,561
BARRICK GOLD CORP                           Common    067901108   240,966     8,439,311     Sole         N/A          8,439,311
BROOKFIELD ASSET MGMT INC CL A LTD VT SH    Common    112585104   134,898     2,579,131     Sole         N/A          2,579,131
BROOKFIELD PPTYS CORP                       Common    112900105   110,648     2,720,917     Sole         N/A          2,720,917
CAMECO CORP COM                             Common    13321L108   112,333     2,739,806     Sole         N/A          2,739,806
CANADIAN NATL RY CO                         Common    136375102   170,332     3,859,068     Sole         N/A          3,859,068
CDN IMPERIAL BK OF COMMERCE                 Common    136069101   116,097     1,336,818     Sole         N/A          1,336,818
CHEVRON CORP NEW                            Common    166764100   227,559     3,076,784     Sole         N/A          3,076,784
CISCO SYS INC                               Common    17275R102   186,410     7,301,601     Sole         N/A          7,301,601
CITIGROUP INC                               Common    172967101   353,008     6,875,885     Sole         N/A          6,875,885
COCA COLA CO                                Common    191216100   127,163     2,649,230     Sole         N/A          2,649,230
COMCAST CORP NEW                            Common    20030N200    79,034     3,065,404     Sole         N/A          3,065,404
CONOCOPHILLIPS                              Common    20825C104   161,411     2,361,541     Sole         N/A          2,361,541
DEUTSCHE BANK AG NAMEN                      Common    D18190898   116,208       865,718     Sole         N/A            865,718
ENCANA CORP                                 Common    292505104   376,055     7,428,691     Sole         N/A          7,428,691
EXXON MOBIL CORP                            Common    30231G102   601,522     7,972,465     Sole         N/A          7,972,465
GENERAL ELECTRIC CO                         Common    369604103   275,990     7,805,141     Sole         N/A          7,805,141
GOLDCORP INC NEW                            Common    380956409   156,502     6,515,627     Sole         N/A          6,515,627
GOLDMAN SACHS GROUP INC                     Common    38141G104   127,490       616,998     Sole         N/A            616,998
GOOGLE INC                                  Common    38259P508   115,411       251,900     Sole         N/A            251,900
HEWLETT PACKARD CO                          Common    428236103   132,411     3,298,723     Sole         N/A          3,298,723
HONDA MOTOR LTD AMERN                       Common    438128308    91,894     2,640,000     Sole         N/A          2,640,000
IMPERIAL OIL LTD COM NEW                    Common    453038408   111,705     3,010,956     Sole         N/A          3,010,956
INTEL CORP                                  Common    458140100   135,230     7,068,992     Sole         N/A          7,068,992
INTERNATIONAL BUSINESS MACHS                Common    459200101   171,612     1,820,629     Sole         N/A          1,820,629
JOHNSON & JOHNSON                           Common    478160104   219,031     3,634,759     Sole         N/A          3,634,759
JP MORGAN CHASE & CO                        Common    46625H100   244,229     5,048,146     Sole         N/A          5,048,146
MANULIFE FINL CORP                          Common    56501R106   245,261     7,122,409     Sole         N/A          7,122,409
MERCK & CO INC                              Common    589331107   129,846     2,939,698     Sole         N/A          2,939,698
MERRILL LYNCH & CO INC                      Common    590188108    97,788     1,197,351     Sole         N/A          1,197,351
MICROSOFT CORP                              Common    594918104   287,958    10,332,175     Sole         N/A         10,332,175
MORGAN STANLEY COM NEW                      Common    617446448   122,846     1,559,757     Sole         N/A          1,559,757
NEXEN INC                                   Common    65334H102   146,688     2,392,910     Sole         N/A          2,392,910
NORTEL NETWORKS CORP NEW                    Common    656568102    73,646     3,070,539     Sole         N/A          3,070,539
PEPSICO INC                                 Common    713448108   137,525     2,163,699     Sole         N/A          2,163,699
PETRO-CDA                                   Common    71644E102   194,744     4,976,002     Sole         N/A          4,976,002
PFIZER INC                                  Common    717081103   230,248     9,115,137     Sole         N/A          9,115,137
POTASH CORP SASK INC                        Common    73755L107   149,629       937,639     Sole         N/A            937,639
PROCTER & GAMBLE CO                         Common    742718109   263,102     4,165,649     Sole         N/A          4,165,649
RESEARCH IN MOTION LTD                      Common    760975102   182,063     1,333,567     Sole         N/A          1,333,567
ROGERS COMMUNICATIONS INC CL B              Common    775109200   137,009     4,182,586     Sole         N/A          4,182,586
ROYAL BK CDA MONTREAL QUE                   Common    780087102    43,293       868,608     Sole         N/A            868,608
SCHLUMBERGER LTD                            Common    806857108   111,358     1,611,554     Sole         N/A          1,611,554
SUN LIFE FINL INC                           Common    866796105   111,353     2,445,980     Sole         N/A          2,445,980
SUNCOR ENERGY INC                           Common    867229106   323,967     4,254,345     Sole         N/A          4,254,345
TALISMAN ENERGY INC                         Common    87425E103   173,149     9,859,516     Sole         N/A          9,859,516
TESCO CORP                                  Common    88157K101   105,797    12,141,968     Sole         N/A         12,141,968
TORONTO DOMINION BK ONT COM NEW             Common    891160509   106,476     1,769,454     Sole         N/A          1,769,454
TRANSCANADA CORP                            Common    89353D107   132,036     3,971,919     Sole         N/A          3,971,919
ULTRA PETROLEUM CORP                        Common    903914109   162,358     3,055,866     Sole         N/A          3,055,866
WACHOVIA CORP 2ND NEW                       Common    929903102   135,931     2,469,221     Sole         N/A          2,469,221
WELLS FARGO & CO NEW                        Common    949746101   162,703     4,725,618     Sole         N/A          4,725,618